SHARE-BASED COMPENSATION (Employee share purchase plans) (Details) $ in Thousands	12 Months Ended
	Dec. 30, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses | $	$ 19,974	$ 16,065
Employee share purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of payroll deductions from salary to purchase from Treasury (up to)	10.00%
Share price as a percentage of current share price	90.00%
Service period for share-based compensation plan	2 years
Common shares reserved for issuance under the plans (in shares) | shares	5,000,000
Number of shares issued (in shares) | shares	910,159	852,255
Compensation expense included in selling, general and administrative expenses | $	$ 200	$ 200